Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue [Abstract]
Contract with Customer, Liability, Revenue Recognized	$ 0	$ 0	$ 0	$ 0	$ 140,000	$ 0
Contract with Customer, Liability					0
Contract with Customer, Asset, before Allowance for Credit Loss					$ 0